SHARE-BASED COMPENSATION (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 28, 2019 USD ($) shares	Mar. 31, 2021 USD ($) shares	Jul. 31, 2020 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2021 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2022 shares	Jan. 31, 2021 shares	Mar. 31, 2020 shares	Sep. 30, 2018 shares	Jan. 31, 2017 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense | ¥							¥ 1,111
Weighted average period				2 years 10 months 2 days
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted				6,430,000	860,000
Number of shares held					2,802,977		8,239,020	4,976,485
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of restricted ordinary shares | $	$ 9,827	$ 23,883
Vesting period	3 years
Unrecognized share-based compensation expense | ¥							¥ 21,006
Weighted average period restricted ordinary shares expected to be recognized				3 years 4 months 6 days
Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares held							1,700,000
Fair value of restricted ordinary shares | $				$ 111
Restricted Stock [Member] | Share Option Plan T2021 Share Plan [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted						5,898,500
Restricted Stock [Member] | Common Class A [Member] | Share Option Plan Share 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance									15,144,221
Restricted Stock [Member] | Cloopen Co Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted	8,154,893
Restricted Stock [Member] | Cloopen Co Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights description	graded vesting as to 1/3 of the restricted ordinary shares vest on the first anniversary of August 28, 2019 and with the remaining 2/3 of the restricted ordinary shares vesting evenly over the next two years.
Restricted Stock [Member] | EliteCRM [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted		2,411,177
Vesting period		2 years
Restricted Stock [Member] | EliteCRM [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights description		graded vesting as to 1/2 of the restricted ordinary shares vest on the first anniversary of March 22, 2022 and with the remaining 1/2 of the restricted ordinary shares vesting on March 22, 2023.
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance												21,119,408
Weighted average exercise price, granted | $ / shares				$ 0.38
Vested and expected to vest, weighted remaining contractual years			10 years	3 years 4 months 20 days
Number of share options granted				1,000,000
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			12 months
Vesting percentage			25.00%
Weighted average exercise price, granted | $ / shares			$ 0.01
Share-Based Payment Arrangement, Option [Member] | Share Option Plan 2016 Share Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			36 months
Vesting percentage			50.00%
Weighted average exercise price, granted | $ / shares			$ 0.38
Share-Based Payment Arrangement, Option [Member] | Common Class A [Member] | Share Option Plan 2016 Share Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance			29,525,465							26,419,211	25,838,502